AB VARIABLE PRODUCTS SERIES FUND, INC.

- AB VPS Relative Value Portfolio

Class A; Class B

Supplement dated May 1, 2025 to the Summary Prospectuses and Prospectuses dated May 1, 2025 for AB Variable Products Series Fund, Inc., offering Class A and Class B shares of AB VPS Relative Value Portfolio (the “Portfolio”).

*          *          *          *          *

The following replaces certain information under the heading “Portfolio Managers” in the summary section of the Prospectuses and Summary Prospectuses for the Portfolio.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
John H. Fogarty	Since 2018	Senior Vice President of the Adviser
Christopher Kotowicz	Since 2023	Senior Vice President of the Adviser
Adam Yee	Since May 2025	Senior Vice President of the Adviser

*          *          *          *          *

The following replaces certain information under the heading “Management of the Portfolio – Portfolio Managers” in the Prospectuses for the Portfolio.

The following table lists the persons within the Relative Value Investment Team with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio, the length of time that each person has been jointly and primarily responsible for the Portfolio, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
John H. Fogarty; since 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020. He is also Co-Chief Investment Officer of US Growth Equities and US Relative Value.

Christopher Kotowicz; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position, including as a research analyst, since prior to 2020.
Adam Yee; since May 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

*          *          *          *          *

This Supplement should be read in conjunction with the Summary Prospectuses and Prospectuses for the Portfolio.

You should retain this Supplement with your Summary Prospectus(es) and Prospectus(es) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

2